Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2],[3]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 14,098	$ 12,086	[1],[2]	$ 2,948	[1],[2],[3],[4]	$ 20,202
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	13,702	4,411		1,343
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	301	7,545		1,503
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	37	30		30
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	12	53		16
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	19	21		11
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	11	7		21
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 16	$ 19		$ 24

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[3]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[4]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.